Commitments and Contingencies -Schedule of Product Warranty Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movement in Standard Product Warranty Accrual [Roll Forward]
Beginning balance	$ 13,550,000	$ 11,202,000	$ 8,560,000
Provision	9,750,000	8,923,000	7,014,000
Utilized	(6,065,000)	(5,939,000)	(4,305,000)
Foreign currency adjustment	636,000	(636,000)	(67,000)
Ending balance	$ 17,871,000	$ 13,550,000	$ 11,202,000